Financial risk management - Fair Value measurement of financial liabilities measured at fair value (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 17,218,183	₩ 12,979,659
Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,146,110	1,369,225
Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	724,104	787,767
Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	422,006	581,458
Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,367,368
Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,320,041	8,023,870
Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	47,327
Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,704,705	3,586,564
Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,525,581	3,207,755
Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,179,124	378,809
Level 1
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,394,572	1,560,286
Level 1 | Financial liabilities measured at FVTPL
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	1,146,110	1,369,225
Level 1 | Financial liabilities measured at FVTPL | Securities sold
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	724,104	787,767
Level 1 | Financial liabilities measured at FVTPL | Gold/silver deposits
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	422,006	581,458
Level 1 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	248,462	191,061
Level 1 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	248,462	191,061
Level 2
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,081,421	3,460,166
Level 2 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	436,459
Level 2 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	389,132	401,345
Level 2 | Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	47,327
Level 2 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	6,644,962	3,058,821
Level 2 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	5,809,597	2,862,761
Level 2 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	835,365	196,060
Level 3
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	8,742,190	7,959,207
Level 3 | Financial liabilities designated at fair value through profit or loss
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,930,909
Level 3 | Financial liabilities designated at fair value through profit or loss | Derivatives-combined securities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	7,930,909	7,622,525
Level 3 | Financial liabilities designated at fair value through profit or loss | Debt securities issued
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	0
Level 3 | Derivative liabilities
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	811,281	336,682
Level 3 | Derivative liabilities | Trading
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	467,522	153,933
Level 3 | Derivative liabilities | Hedging
Fair Value measurement of financial liabilities measured at fair value [Line Items]
Carrying value	₩ 343,759	₩ 182,749